Changes in Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in Accounting Policies

2. Changes in Accounting Policies
2.A New and Amended International Financial Reporting Standards Adopted in 2021
We adopted the following amendments on January 1, 2021:

In August 2020, the IASB issued the Interest Rate Benchmark Reform Phase 2, which includes amendments to IFRS 9, IAS 39, IFRS 7 Financial Instruments: Disclosures, IFRS 4 and IFRS 16 Leases (“IFRS 16”). The amendments address issues that arise from the implementation of the reforms, including the replacement of one benchmark with an alternative one. The adoption of these amendments did not have a material impact on our Consolidated Financial Statements.

The UK, Financial Conduct Authority (“FCA”) announced on March 5, 2021 that panel bank submissions for UK London Interbank Offered Rate (“LIBOR”) will cease after December 31, 2021 and for key U.S. LIBOR tenors, after June 30, 2023. Additionally, the Canadian Alternative Reference Rate (“CARR”) working group has recommended on December 16, 2021 that the administrator of the Canadian Dollar Offered Rate (“CDOR”), Refinitiv Benchmark Services (UK) Limited (“RBSL”), cease publication of all of CDOR’s remaining tenors after the end of June 2024. However, this is a recommendation only and the decision to cease CDOR ultimately lies solely with RBSL.

We have created an Interbank Offered Rate ("IBOR") Transition Program (“the Program”) to manage the transition to Alternative Reference Rates ("ARR"). The Program is cross-functional in nature and comprises key stakeholders across our organization and operates with executive oversight. The Program is on track in executing its transition plan, and is mindful of incorporating market developments as they arise. We also actively participate in industry associations and incorporate best practice guidance from these industry associations, as well as regulatory bodies into the transition plan, such as reviewing all existing and new U.S. LIBOR contracts for appropriate fallback language in contracts.

Areas of risk relating to the replacement of IBOR include the negotiations with borrowers, updating systems and processes which capture IBOR referenced contracts, amendments to those contracts, or existing fallback/transition clauses not operating as anticipated. Other transition risks that may arise because of the new ARRs are predominantly limited to interest rate risk and the risk of losing value or return on existing instruments. In 2020, all our entities exposed to U.S. LIBOR adhered to the International Swaps and Derivatives Association IBOR Fallbacks Protocol facilitating the transition of legacy derivative contracts. Our entities are also fully ready for the cessation of the publication of GBP LIBOR, having addressed the transition of all exposures as at December 31, 2021.

Our exposure to interest rate benchmarks subject to IBOR reforms is predominately related to U.S. LIBOR. As at December 31, 2021, non-derivative financial assets of $3,849, non-derivative financial liabilities of $70, and derivative notional of $9,417 have not yet transitioned to an ARR and excludes financial instruments maturing by June 30, 2023.

We adopted the following amendment on April 1, 2021:

In March 2021, the IASB issued the COVID-19-Related Rent Concessions beyond 30 June 2021 amendment to IFRS 16. The amendment extends the application period of the practical expedient in IFRS 16 to help lessees account for COVID-19-related rent concessions by one year. The original amendment was issued in May 2020 by adding a practical expedient to provide relief for lessees from lease modification accounting for COVID-19-related rent concessions, such as rent holidays and temporary rent reductions. The adoption of this amendment did not have a material impact on our Consolidated Financial Statements.
2.B New and Amended International Financial Reporting Standards to be Adopted in 2022
The following new and amended IFRS were issued by the IASB and are expected to be adopted by us in 2022. We do not expect the adoption of these amendments to have a material impact on our Consolidated Financial Statements:

In May 2020, the IASB issued Reference to the Conceptual Framework, which includes amendments to IFRS 3 Business Combinations. The amendments update an outdated reference to the Conceptual Framework in IFRS 3 without significantly changing the requirements in the standard.

In May 2020, the IASB issued Property, Plant and Equipment - Proceeds before Intended Use, which includes amendments to IAS 16 Property, Plant and Equipment. The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. The amendments apply retrospectively to assets ready for use in the comparative period.

In May 2020, the IASB issued Onerous Contracts - Cost of Fulfilling a Contract, which includes amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets. The amendments specify that the 'cost of fulfilling' a contract comprises the 'costs that relate directly to the contract'. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts.

In May 2020, the IASB issued Annual Improvements to IFRS Standards 2018-2020, which includes minor amendments to three IFRS standards applicable to our Consolidated Financial Statements. The amendments apply prospectively.
2.C Amended International Financial Reporting Standards to be Adopted in 2023 or Later
We are currently assessing the impact that these amendments will have on our Consolidated Financial Statements:

In May 2021, the IASB issued amendments to IAS 12 Income Taxes (“IAS 12”). The amendments, Deferred Tax related to Assets and Liabilities arising from a Single Transaction, narrow the scope of the recognition exemption in IAS 12 so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. The amendment to IAS 12 will be effective for annual reporting periods beginning on or after January 1, 2023, with early application permitted.

In February 2021, the IASB issued amendments to IAS 1 Presentation of Financial Statements (“IAS 1”) and IFRS Practice Statement 2 Making Materiality Judgments (“IFRS Practice Statement 2”). The amendments to IAS 1 require companies to disclose their material accounting policy information rather than their significant accounting policies. The amendments to IFRS Practice Statement 2 provide guidance on how to apply the concept of materiality to accounting policy disclosures. The amendment to IAS 1 will be effective for annual reporting periods beginning on or after January 1, 2023, with early application permitted.

In February 2021, the IASB issued amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (“IAS 8”). The amendments clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The amendment to IAS 8 will be effective for annual reporting periods beginning on or after January 1, 2023, with early application permitted.

In May 2017, the IASB issued IFRS 17 Insurance Contracts ("IFRS 17"), which replaces IFRS 4. In June 2020, the IASB issued amendments to IFRS 17, which include deferral of the effective date to annual periods beginning on or after January 1, 2023. The deferral option of IFRS 9 for insurers was also extended to that same date. In December 2021, the IASB issued an optional amendment for a new transition option relating to comparative information about financial assets presented on initial application of IFRS 17. IFRS 17 establishes the principles for the recognition, measurement, presentation, and disclosure of insurance contracts. IFRS 17 requires entities to measure insurance contract liabilities at their current fulfillment values using one of three measurement models, depending on the nature of the contract. IFRS 17 is to be applied retrospectively to each group of insurance contracts unless impracticable. If, and only if, it is impracticable to apply IFRS 17 retrospectively for a group of insurance contracts, an entity shall apply IFRS 17 using a modified retrospective approach or a fair value approach. IFRS 17 will affect how we account for our insurance contracts and how we report our financial performance in our Consolidated Statements of Operations. We are currently assessing the impact of IFRS 17. We anticipate it will have an impact on the timing of earnings recognition and the presentation and disclosure of financial results in our Consolidated Financial Statements.

In July 2014, the IASB issued the final version of IFRS 9, which replaces IAS 39. IFRS 9 includes guidance on the classification and measurement of financial instruments, impairment of financial assets, and hedge accounting. Financial asset classification is based on the cash flow characteristics and the business model in which an asset is held. The classification determines how a financial instrument is accounted for and measured. IFRS 9 also introduces an impairment model for financial instruments not measured at fair value through profit or loss that requires recognition of expected losses at initial recognition of a financial instrument and the recognition of full lifetime expected losses if certain criteria are met. In addition, a new model for hedge accounting was introduced to achieve better alignment with risk management activities. This standard is effective for annual periods beginning on or after January 1, 2018. In October 2017, the IASB issued narrow-scope amendments to IFRS 9. The amendments clarify the classification of certain prepayable financial assets and the accounting of financial liabilities following modification. The amendments are effective for annual periods beginning on or after January 1, 2019. However, pursuant to the aforementioned amendments to IFRS 4, we elected the deferral approach permitted under IFRS 4 to continue to apply IAS 39. We are currently assessing the impact that IFRS 9, along with these amendments, will have on our Consolidated Financial Statements.